Document and Entity Information	21 Months Ended
Mar. 31, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Mar. 31, 2012
Trading Symbol	lexg
Entity Registrant Name	Lithium Exploration Group, Inc.
Entity Central Index Key	0001375576
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY